LEASES (Schedule of Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 3,133
Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	2,919
Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	214
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	421
2022 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	324
2022 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	97
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	398
2023 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	324
2023 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	74
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	383
2024 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	340
2024 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	43
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	340
2025 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	340
2025 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	0
2026-2030 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,591
2026-2030 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,591
2026-2030 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 0